Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	HENNESSY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000891944
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Original Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLGX
Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILGX
Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund | Original Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSVFX
Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSVIX